FINANCIAL RISK MANAGEMENT - Disclosure of impact on earnings after tax and equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (1,982)	$ (2,095)
Senior secured notes [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(1,696)	(1,768)
Cash and cash equivalent [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Cash flow sensitivity for variable-rate instruments	617	386
Lease liabilities [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(61)	(149)
Lease related obligations [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(83)	(44)
Secured equipment loans [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (142)	$ (134)